Significant Accounting Policies - Additional Information (Detail)	Apr. 30, 2020
Top of range [member]
Accounting Policies [Line Items]
Hedge instrument average rate	125.00%
Bottom of range [member]
Accounting Policies [Line Items]
Hedge instrument average rate	80.00%